Other reserves (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Other reserves	£ 2,856	£ 4,461
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	2,376	2,871
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(245)	5
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	664	1,575
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,001)	(954)
Other reserves and treasury shares
Disclosure of reserves within equity [line items]
Other reserves	£ 1,062	£ 964